Other (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other general expense (income) - net
Included in Other general expense - net were the following:

	2012	2011	2010
Provisions for environmental matters - net	$6,736	$9,100	$7,089
Loss (gain) on disposition of assets	3,454	(5,469)	2,720
Net income of exit or disposal activities	(4,942)	(900)	(6,006)
Total	$5,248	$2,731	$3,803

Other income - net
Other income - net. Included in Other income - net were the following:

	2012	2011	2010
Dividend and royalty income	$(4,666)	$(4,963)	$(3,857)
Net expense from financing activities	9,220	8,023	9,256
Foreign currency transaction related (gains) losses	(3,071)	4,748	22
Other income	(21,074)	(22,167)	(14,059)
Other expense	9,651	9,550	7,857
Total	$(9,940)	$(4,809)	$(781)